FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Financial assets	R$ 9,451,689	R$ 9,297,041
Financial liabilities	21,020,146	23,639,247
Financial income (expenses) from assets	794,015	1,437,731
Financial income (expenses) from liabilities	(2,686,441)	(2,188,185)
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,241,819	5,277,867
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	653,085	807,915
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,724,019	1,931,358
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,179,617	11,109,786
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	1,427,773	2,929,907
Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,890	24,648
Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		45,497
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,216,206	1,090,396
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	533,681	421,873
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	19,056
Liabilities at market value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial liabilities	19,056
Financial income (expenses) from liabilities	(44,386)	(10,421)
Liabilities at market value with gains and losses recognized in income | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	19,056
Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	21,001,090	23,639,247
Financial income (expenses) from liabilities	(2,642,055)	(2,177,764)
Other financial liabilities at amortized cost | Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,241,819	5,277,867
Other financial liabilities at amortized cost | Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	653,085	807,915
Other financial liabilities at amortized cost | Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,724,019	1,931,358
Other financial liabilities at amortized cost | Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,179,617	11,109,786
Other financial liabilities at amortized cost | Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	1,427,773	2,929,907
Other financial liabilities at amortized cost | Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,890	24,648
Other financial liabilities at amortized cost | Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		45,497
Other financial liabilities at amortized cost | Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,216,206	1,090,396
Other financial liabilities at amortized cost | Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	533,681	421,873
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,959,135	2,626,212
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,999,004	5,414,075
Related parties
FINANCIAL INSTRUMENTS
Financial assets		2,678
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,272	3,246
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	789,901	679,193
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	700,377	571,637
Financial asset at amortised cost
FINANCIAL INSTRUMENTS
Financial assets	6,348,294	6,575,917
Financial income (expenses) from assets	318,105	1,226,743
Financial asset at amortised cost | Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,999,004	5,414,075
Financial asset at amortised cost | Related parties
FINANCIAL INSTRUMENTS
Financial assets		2,678
Financial asset at amortised cost | Other current assets
FINANCIAL INSTRUMENTS
Financial assets	789,901	679,193
Financial asset at amortised cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	559,389	479,971
Assets at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial assets	3,103,395	2,721,124
Financial income (expenses) from assets	475,910	210,988
Assets at fair value with gains and losses recognized in income | Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,959,135	2,626,212
Assets at fair value with gains and losses recognized in income | Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,272	3,246
Assets at fair value with gains and losses recognized in income | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	R$ 140,988	R$ 91,666